                        SEMIANNUAL REPORT / JUNE 30 2001

                             AIM FLOATING RATE FUND


                                 [COVER IMAGE]


                                [AIM FUNDS LOGO]

                            --Registered Trademark--

                             AIM FLOATING RATE FUND

                                 [COVER IMAGE]

                     -------------------------------------

                SAILBOATS AROUND THE PENINSULA BY PETER SICKLES

          SAILBOATS GLIDE MAJESTICALLY ON A PLACID OCEAN ON THEIR WAY

          TO A FRIENDLY PORT. WHETHER THE ECONOMIC WATERS ARE CALM OR

         TURBULENT, AIM FLOATING RATE FUND ENDEAVORS TO BE A RELATIVELY

         STABLE INVESTMENT VEHICLE FOR SHAREHOLDERS WHILE TRANSPORTING

                      THEM TO THEIR FINANCIAL DESTINATION.

                     -------------------------------------

AIM Floating Rate Fund is for shareholders who seek a high level of current income and preservation of capital as is consistent with investing in senior secured floating rate corporate loans and senior secured debt securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Floating Rate Fund's performance figures are historical, and they reflect fund expenses, reinvestment of all distributions and changes in net asset value.
o For Class C shares, had the advisor not waived fees during the reporting period, returns would have been lower.
o When sales charges are included in performance figures, performance reflects the maximum applicable early withdrawal charge. For Class B shares, the early withdrawal charge declines from 3% beginning at the time of purchase to 0% at the beginning of the fifth year. For Class C shares, the early withdrawal charge is 1% for the first year after purchase.
o The 30-day distribution rate is calculated by dividing the annualized sum of the previous 30 days' dividends declared by the net asset value per share on the last day of the period.
o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
o The fund invests primarily in higher-yielding, lower-rated senior secured floating rate corporate loans and other debt obligations that are subject to the risk of nonpayment of scheduled interest or principal payments, which may cause the fund to experience a decline in net asset value per share. Prepayment of principal by borrowers may require the fund to replace its investment with a lower-yielding security that may adversely affect the net asset value of the fund.
o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The London Interbank Offered Rate (LIBOR) is the interest rate the world's most creditworthy banks charge one another for large loans. It is used worldwide as a base interest rate for loans made to major commercial and industrial corporations.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                             AIM FLOATING RATE FUND


                    Dear Fellow Shareholder:

                    Equity markets continued to be difficult and quite volatile
[PHOTO OF           during the six months ended June 30, 2001, the period
ROBERT H.           covered by this report. Major indexes, both foreign and
GRAHAM]             domestic, posted negative returns, with the technology
                    sector and large-cap growth stocks hardest hit. By contrast, most segments of the bond market turned in positive returns.
                    The bond market was the best place to be invested the first half of 2001--a powerful argument for portfolio diversification.
                        As a result, depending on the fund you own, many of you
                    have suffered significant losses. Please be assured we are also disturbed about recent results of many funds. Fund managers are making every effort to reverse the trend.
                    However, the challenging market conditions are lasting longer than expected.
                        During the long bull market for equities, which ran from 1982 till late last year, many pundits began to act as if stocks were risk-free investments, inevitably rising. That was never true. Downturns like the recent one are normal. Since its inception in 1926, the S&P 500, which is widely used as a measure of general U.S. stock market performance, has seen a 20% decline--the accepted definition of a bear market--about every four and one-half to five years.
    No one has devised a reliable technique for timing these market movements. But portfolio diversification has proven to be an effective way to manage the resulting risks over time.

WORK WITH YOUR ADVISOR
Your financial advisor can help you build a diversified portfolio by selecting a variety of funds. One basic way to diversify is by owning funds invested in the three main types of securities: stocks, bonds and money market instruments. Within an asset class, it is worth diversifying further, investing in both growth and value stocks, both domestic and foreign, and so on. A fixed-income portfolio can include various quality sectors, from super-safe U.S. Treasuries to riskier high yield bonds.
    Since the right asset mix for you depends on your financial situation, your age and your goals, visit with your financial advisor regularly to review your investments to make sure they still make sense.

YOUR FUND MANAGERS' COMMENT
Your fund's portfolio managers discuss your fund in the following pages: what market conditions were like, how your fund performed and how they have managed your fund. We hope you find their comments informative.
    Though the last six months have tested the patience of most investors, we remain confident that, in time, markets will recover, though we cannot predict when.
    We wish to thank you for your patience in remaining invested with us. Since virtually every employee and officer of AIM is invested in our funds through our retirement programs or through indirect investments, we all share in our funds' performance along with our shareholders. We appreciate how unpleasant the recent past has been, and I'm sure you share our hope that markets will be less trying the rest of this year. We want to assure you that all of us at AIM are working diligently to improve the performance of our funds.
    If you have any questions or comments, please contact us anytime through our Web site, www.aimfunds.com. Our Client Services Department at 800-959-4246 operates during normal business hours. Information about your account is always available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman

                             AIM FLOATING RATE FUND


AIM FLOATING RATE FUND CONTINUES TO PROVIDE SOLID INCOME

FINANCIAL MARKETS WERE VOLATILE DURING THE FIRST HALF OF 2001. HOW DID AIM FLOATING RATE FUND PERFORM?
The fund, which invests primarily in senior secured floating rate loans, provided solid income to shareholders during the six months ended June 30, 2001. At the close of the reporting period the 30-day distribution rate at net asset value was 6.49% for the fund's Class B shares and 6.23% for its Class C shares. By comparison, the six-month London InterBank Offered Rate (LIBOR) was 3.91%.
    Net asset value per share declined somewhat during the reporting period, from $9.37 to $9.09. While the fund endeavors to maintain a relatively stable net asset value, floating rate investments should not be confused with money market funds, and the fund's net asset value will not be as stable as that of a money market fund.
    At the close of the reporting period, the fund's net assets totaled $472 million.

FUND VS. LIBOR

As of 6/30/01

================================================================================
FUND CLASS B SHARES,
30-DAY DISTRIBUTION RATE       6.49%

FUND CLASS C SHARES,
30-DAY DISTRIBUTION RATE       6.23%

6-MONTH LONDON INTERBANK
OFFERED RATE                   3.91%
================================================================================

================================================================================
REPURCHASE REMINDER . . .

AIM Floating Rate Fund's final repurchase period for 2001 is:

OCTOBER 26-NOVEMBER 16

During these periods, shareholders may tender, or redeem, their shares in AIM Floating Rate Fund if they wish, but are under no obligation to do so.
================================================================================

WHAT WERE SOME OF THE MAJOR TRENDS IN U.S. EQUITY MARKETS?
During the first half of 2001, investors--particularly new investors--were taught an important lesson: stock markets sometimes decline. During much of last year and during the first half of 2001, the booming stock market of the 1990s was humbled as investors avoided large-cap growth stocks generally and technology stocks in particular. Many investors abandoned the stock market altogether in favor of the relative safety of fixed-income investments.

WHAT WERE THE TRENDS IN THE BOND MARKETS?
The Federal Reserve Board (the Fed), after spending much of 1999 and 2000 battling the perceived threat of inflation, suddenly found itself battling the very real threat of economic recession. Moving aggressively to avert recession, the Fed lowered short-term interest rates six times during the first half of 2001. In a dramatic effort to revive a rapidly weakening economy, the Fed cut the key fed funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.75%--a reduction of 275 basis points or 2.75 percentage points.
    The rate cuts, together with a slumping equity market, led to a wave of new issuance by corporations and surging prices for Treasury bonds during the reporting period. Risk-averse investors fleeing the stock market sought out higher-quality corporate issues. While spreads on corporate issues (including high yield bonds) narrowed, indicating growing demand for higher yields, rising defaults in the second half of the reporting period helped pull down the price of high yield bonds, particularly telecommunications issues.

WHAT WERE THE TRENDS IN THE LOAN MARKET?
Troubles in the high yield market managed to bleed into the loan market during the reporting period. Defaults, particularly among telecom and media companies, caused significant price volatility. With few signs that capital spending or earnings would increase anytime soon, loans to many telecom companies were marked down significantly by the market. Hotels and casinos performed well, thanks to continued consumer spending. Despite weakening ad revenues, media companies remained strong as a result of aggressive cost-cutting.
    Loan volume rose from $52 billion in the first quarter of 2001 to $64 billion in the second quarter, due in part to the Fed's interest rate cuts that made loans more accessible to a greater number of companies needing credit. Nonetheless, new loan issuance during the first half of 2001 lagged year-ago levels. New loan volume is important because new issues increase the number of loans that can replace loans that are underperforming or that have been paid off. In spite of this lagging new loan volume, senior secured floating rate loans remain an attractive

          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

PORTFOLIO COMPOSITION
As of 6/30/01, based on total net assets

================================================================================================
TOP 10 ISSUERS                                    TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------
  1. Resort at Summerlin (The) L.P.     2.2%        1. Media-Broadcasting                  7.7%

  2. Allied Waste Industries, Inc.      2.2         2. Telephone Systems                   7.0

  3. Huntsman Corp.                     2.0         3. Containers & Packaging              5.1

  4. Stone Container Corp.              1.8         4. Chemicals (Commodity)               4.9

  5. VoiceStream PCS                    1.6         5. Industrial (Diversified)            4.8

  6. Charter Communications Operating   1.3         6. Casinos                             4.3

  7. Lyondell Chemical Co.              1.3         7. Industrial & Commercial Services    3.5

  8. Formax, Inc.                       1.2         8. Communications Technology           3.5

  9. Extended Stay America, Inc.        1.2         9. Consumer Services                   3.4

 10. Atrium Co.                         1.2        10. Health Care Providers               3.2

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.

================================================================================================

alternative when compared to other asset classes, particularly during periods of stock market volatility.

WHAT IS THE MAIN RISK ASSOCIATED WITH SENIOR SECURED FLOATING RATE LOANS AND HOW DO YOU ATTEMPT TO REDUCE THAT RISK?
Senior secured floating rate loans tend to be more stable in value than many other types of investments because interest rates charged on such loans, made by banks and other financial institutions to corporations, are adjusted (usually every 30 to 60 days) to correspond with the underlying LIBOR contract. Also, their senior status means that in most instances, these loans carry the highest priority claim on borrowers' assets and earnings.
    However, most of these loans are below investment-grade quality (as measured by Standard & Poor's Corporation and Moody's Investors Service, two widely known credit-rating agencies). The primary risk is credit risk, i.e. a company being unable to repay its loan.
    We are very careful in selecting loans for the fund's portfolio. For each company represented in the portfolio, we evaluate management and examine the company's financial situation, its position within its industry and its business prospects going forward. After this evaluation is completed, we conduct an analysis of the loan to ascertain its value compared to similar types of investments and to determine how well it might trade in the market. If our overall assessment is favorable, we buy the loan.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?
Markets remained volatile and economic indicators remained mixed at the close of the reporting period. Specifically:

o U.S. gross domestic product, the broadest measure of the nation's economy, continued to grow during the second quarter--but far more slowly than in 1999 and 2000.
o Unemployment rose to 4.5% in June, the highest level since March 1998. During the second quarter of 2001, 271,000 Americans lost their jobs.
o Nonetheless, consumer confidence remained firm. In June, the two most widely followed barometers--the Conference Board's index of consumer confidence and the University of Michigan's index of consumer sentiment--hit their highest levels of 2001.
o While capital spending by corporations remained weak, consumer spending remained strong. Sales of autos and new and existing homes were brisk, buoyed by consumer optimism and lower interest rates.

    It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. Nevertheless, we are confident that in time the markets will recover, and we believe that the current downturn, like previous difficult declines, represents a significant buying opportunity for long-term investors.

--------------------------------------------------------------------------------
READ THIS REPORT ONLINE!
Thousands of AIM investors have taken advantage of eDelivery--an electronic delivery service that allows you to read your fund reports and prospectuses online! Once you sign up for the service, we will send you a link to your reports via e-mail. If you choose to receive your reports online, you will not
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visiting our Web site.
    Please visit our Web site at www.aimfunds.com and log into your account. Click on the "View Other Account Options" drop-down menu and select "eDelivery."
    If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                             AIM FLOATING RATE FUND

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
    Even within AIM, only people involved with servicing your accounts have access to your information.
    To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]


  A I M Capital Management, Inc. o A I M Distributors, Inc. o The AIM Family of
        Funds--Registered Trademark-- o AMVESCAP National Trust Company

SCHEDULE OF INVESTMENTS
June 30, 2001
(Unaudited)

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
SENIOR SECURED FLOATING RATE
   INTERESTS-91.39%(a)(b)

ADVERTISING-0.53%

Big Flower Holdings Co.
  Term Loan B due 12/07/08                      B1       $   2,640,446   $  2,508,424
=====================================================================================

AEROSPACE & DEFENSE-2.37%

Alliant Techsystems Inc.
  Term Loan B due 04/20/09                      Ba2            997,500      1,009,034
-------------------------------------------------------------------------------------
Titan Corp. (The)
  Term Loan B due 02/23/07                      Ba3          4,962,437      4,960,368
-------------------------------------------------------------------------------------
Transdigm, Inc.
  Term Loan B due 05/15/06                      B1             281,250        282,656
-------------------------------------------------------------------------------------
  Term Loan C due 05/15/07                      B1             718,750        722,344
-------------------------------------------------------------------------------------
Transtar Metals, Inc.
  Term Loan B due 12/31/05                      NR           4,959,821      4,215,848
=====================================================================================
                                                                           11,190,250
=====================================================================================

APPAREL & TEXTILE MANUFACTURING-1.12%

Galey & Lord, Inc.
  Term Loan B due 04/01/05                     Caa2          1,263,892      1,124,864
-------------------------------------------------------------------------------------
  Term Loan C due 04/01/06                     Caa2            896,587        797,963
-------------------------------------------------------------------------------------
Glenoit Corp.(c)
  Term Loan B due 06/30/04                     Caa1          4,844,500      3,391,150
=====================================================================================
                                                                            5,313,977
=====================================================================================

AUTOMOBILE PARTS & EQUIPMENT-1.92%

American Axle & Manufacturing Inc.
  Term Loan B due 04/30/06                      Ba2          1,997,326      1,964,870
-------------------------------------------------------------------------------------
Foamex L.P.
  Term Loan D due 12/31/06                      B3           5,369,012      4,993,182
-------------------------------------------------------------------------------------
Tenneco Automotive Inc.
  Term Loan B due 11/04/07                      B2           1,254,762      1,058,182
-------------------------------------------------------------------------------------
  Term Loan C due 05/04/08                      B2           1,254,762      1,058,182
=====================================================================================
                                                                            9,074,416
=====================================================================================

BEVERAGES-1.02%

Vitality Foodservice, Inc.
  Term Loan B due 10/26/06                      B1        4,856,327.02      4,807,764
=====================================================================================

BUILDING MATERIALS-2.07%

Atrium Cos. Inc.
  Term Loan B due 06/30/05                      B1           2,310,390      2,310,390
-------------------------------------------------------------------------------------
  Term Loan C due 06/30/06                      B1           3,266,056      3,266,056
-------------------------------------------------------------------------------------
Trussway Holdings, Inc.
  Term Loan B due 12/31/06                      B1           4,441,115      4,219,060
=====================================================================================
                                                                            9,795,506
=====================================================================================

CASINOS-4.29%

Aladdin Gaming, L.L.C.
  Term Loan B due 08/26/06                      B3             275,585        228,735
-------------------------------------------------------------------------------------
  Term Loan C due 02/26/08                      B3           2,205,555      1,830,611
-------------------------------------------------------------------------------------
  Term Loan D due 12/31/06                      B3           1,000,000        835,000
-------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
CASINOS-(CONTINUED)

Boyd Gaming Corp.
  Term Loan B due 09/30/05                      Ba1      $   1,985,000   $  1,965,150
-------------------------------------------------------------------------------------
Horseshoe Gaming Holding Corp.
  Term Loan B due 06/30/06                      Ba2          2,946,000      2,946,000
-------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.
  Term Loan B due 03/02/06                      Ba2          1,056,000      1,058,376
-------------------------------------------------------------------------------------
  Term Loan C due 03/02/07                      Ba2            924,000        926,079
-------------------------------------------------------------------------------------
Resort at Summerlin (The) L.P.
  Term Loan due 08/15/01                        B3           7,208,122      7,208,122
-------------------------------------------------------------------------------------
  Term Loan due 03/31/04(c)(d)(e)               B3           3,600,000      3,240,000
=====================================================================================
                                                                           20,238,073
=====================================================================================

CHEMICALS-COMMODITY-4.92%

Georgia Gulf Corp.
  Term Loan B due 11/10/06                      Ba1          4,974,747      4,999,621
-------------------------------------------------------------------------------------
Huntsman Corp.
  Term Loan B due 06/30/04                      B1           3,442,437      2,926,072
-------------------------------------------------------------------------------------
  Term Loan C due 12/31/05                      B1           7,279,686      6,442,522
-------------------------------------------------------------------------------------
Lyondell Chemical Co.
  Term Loan B due 06/30/05                      Ba3          3,899,612      3,922,768
-------------------------------------------------------------------------------------
  Term Loan E due 05/17/06                      Ba3          1,940,261      1,996,529
-------------------------------------------------------------------------------------
Sterling Chemicals, Inc.
  Term Loan B due 06/30/05                      B2           2,951,618      2,922,102
=====================================================================================
                                                                           23,209,614
=====================================================================================

CHEMICALS-SPECIALTY-2.36%

CP Kelco APS
  Term Loan B due 03/31/08                      B1             675,000        652,641
-------------------------------------------------------------------------------------
  Term Loan B due 09/30/08                      B1             225,000        217,547
-------------------------------------------------------------------------------------
Hercules Inc.
  Term Loan D due 11/15/05                      Ba1          1,990,000      1,990,498
-------------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B due 06/30/07                      Ba3          2,437,626      2,441,110
-------------------------------------------------------------------------------------
  Term Loan C due 06/30/08                      Ba3          1,337,626      1,339,538
-------------------------------------------------------------------------------------
IMC Global Inc.
  Term Loan B due 11/17/06                     Baa3          1,500,000      1,507,500
-------------------------------------------------------------------------------------
PMD Group, Inc.
  Term Loan B due 09/30/08                      B1           3,000,000      2,991,249
=====================================================================================
                                                                           11,140,083
=====================================================================================

COAL-0.00%

Centennial Resources(c)(d)
  Term Loan A due 03/31/02                     Caa1            850,000              0
-------------------------------------------------------------------------------------
  Term Loan B due 03/31/04                     Caa1          1,966,666              0
=====================================================================================
                                                                                    0
=====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE

COMMUNICATIONS TECHNOLOGY-3.45%

American Towers Inc.
  Term Loan B due 12/31/07                      Ba3      $   2,000,000   $  1,996,250
-------------------------------------------------------------------------------------
Citadel Communications Corp.
  Term Loan B due 07/01/09(e)                   Ba2          5,000,000      5,025,000
-------------------------------------------------------------------------------------
Crown Castle Operating Co.
  Term Loan B due 03/15/08                      Ba3          2,000,000      2,004,000
-------------------------------------------------------------------------------------
Time Warner Telecom Inc.
  Term Loan B due 12/31/07                      Ba3          5,000,000      4,887,500
-------------------------------------------------------------------------------------
Viasystems II Ltd.
  Term Loan due 09/30/05                        B1           1,250,000      1,250,000
-------------------------------------------------------------------------------------
  Term Loan B due 03/31/07                      B1           1,241,667      1,142,333
=====================================================================================
                                                                           16,305,083
=====================================================================================

COMPUTERS-1.15%

Exodus Communications, Inc.
  Term Loan B due 09/30/07                      B1           2,500,000      2,459,375
-------------------------------------------------------------------------------------
Veridian Corp.
  Term Loan A due 08/31/06                      Ba3          2,970,000      2,962,575
=====================================================================================
                                                                            5,421,950
=====================================================================================

CONGLOMERATE-0.37%

Polymer Group, Inc.
  Term Loan C due 12/31/06                      B1           1,980,000      1,742,400
=====================================================================================

CONSUMER SERVICES-3.44%

Bally Total Fitness Holding Corp.
  Term Loan B due 11/04/04                      B1           4,916,667      4,916,667
-------------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B due 06/30/05                      NR           4,766,782      4,778,699
-------------------------------------------------------------------------------------
Jostens, Inc.
  Term Loan B due 05/08/08                      B1           1,980,249      1,980,249
-------------------------------------------------------------------------------------
Rose Hills
  Term Loan due 11/01/03                        B2           2,729,164      2,538,123
-------------------------------------------------------------------------------------
Service Corp. International
  Term Loan due 11/02/04                        NR           2,130,836      2,002,986
=====================================================================================
                                                                           16,216,724
=====================================================================================

CONTAINERS & PACKAGING-5.06%

Graham Packaging Co. L.P.
  Term Loan B due 01/31/06                      B2             739,460        703,103
-------------------------------------------------------------------------------------
  Term Loan C due 01/31/07                      B2             329,128        312,946
-------------------------------------------------------------------------------------
  Term Loan D due 01/31/07                      B2           1,637,343      1,551,382
-------------------------------------------------------------------------------------
Greif Bros. Corp.
  Term Loan B due 02/28/08                      Ba3            990,942        995,483
-------------------------------------------------------------------------------------
Impress Metal Packaging Holdings BV
  Term Loan G due 08/31/06                      NR           3,482,500      3,473,794
-------------------------------------------------------------------------------------
Kerr Group, Inc.
  Term Loan B due 03/09/06                      NR           1,980,000      1,831,500
-------------------------------------------------------------------------------------
Packaging Dynamics, LLC
  Term Loan B due 11/20/05                      NR           2,442,292      2,442,292
-------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Term Loan B due 04/11/07                      Ba3          4,000,000      4,007,500
-------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
CONTAINERS & PACKAGING-(CONTINUED)

Stone Container Corp.
  Term Loan C due 10/01/03                      Ba3      $   6,669,619   $  6,696,297
-------------------------------------------------------------------------------------
  Term Loan F due 12/31/05                      Ba3          1,858,715      1,864,137
=====================================================================================
                                                                           23,878,434
=====================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.14%

AMI Semiconductor, Inc.
  Term Loan A due 12/21/06                      Ba3            497,500        492,525
-------------------------------------------------------------------------------------
Amkor Technology, Inc.
  Term Loan B due 09/30/05                      Ba2          1,924,286      1,927,894
-------------------------------------------------------------------------------------
Dynatech Corp. (Acterna)
  Term Loan B due 09/30/07                      B1           2,450,980      2,441,176
-------------------------------------------------------------------------------------
Electro Mechanical Solutions, Inc.(c)(d)
  Term Loan B due 06/30/04                      NR           2,809,448      1,517,102
-------------------------------------------------------------------------------------
  Term Loan C due 11/30/04                      NR           3,020,168      1,630,890
-------------------------------------------------------------------------------------
General Cable Corp.
  Term Loan B due 06/30/07                      Ba3          2,123,471      2,111,261
=====================================================================================
                                                                           10,120,848
=====================================================================================

ENTERTAINMENT-1.06%

DreamWorks LLC
  Term Loan A due 01/15/09                     Baa3          5,000,000      5,012,500
=====================================================================================

FACTORY EQUIPMENT-1.22%

Formax, Inc.
  Term Loan B due 09/30/05                      NR           5,899,281      5,751,799
=====================================================================================

FINANCIAL SERVICES/DIVERSIFIED-0.41%

Data Transmission Network, LLC
  Term Loan B due 12/31/06                      B1           1,933,334      1,933,534
=====================================================================================

FOOD-1.16%

Carrols Corp.
  Term Loan B due 12/31/07                      Ba3          1,987,500      1,982,531
-------------------------------------------------------------------------------------
Flower Foods, Inc.
  Term Loan B due 03/31/07                      Ba2          1,000,000      1,005,625
-------------------------------------------------------------------------------------
New World Pasta Co.
  Term Loan B due 01/31/06                      B1           1,674,783      1,579,878
-------------------------------------------------------------------------------------
Tabletop (Merisant Co.)
  Term Loan B due 03/31/07                      Ba3            884,687        884,687
=====================================================================================
                                                                            5,452,721
=====================================================================================

FOOD RETAILERS-0.95%

Pathmark Stores, Inc.
  Term Loan B due 07/15/07                      B1           3,491,250      3,491,250
-------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc.
  Term Loan B due 03/29/07                     Baa3            997,500      1,004,358
=====================================================================================
                                                                            4,495,608
=====================================================================================

HEALTH CARE PROVIDERS-3.18%

Alliance Imaging, Inc.
  Term Loan B due 11/02/07                      B1             895,522        896,642
-------------------------------------------------------------------------------------
  Term Loan C due 11/02/08                      B1           1,104,478      1,105,858
-------------------------------------------------------------------------------------
Caremark RX, Inc.
  Term Loan B due 03/15/06                      Ba3          1,995,000      2,012,456
-------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
HEALTH CARE PROVIDERS-(CONTINUED)

Community Health Systems, Inc.
  Term Loan D due 12/30/05                      NR       $   4,461,582   $  4,483,890
-------------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Term Loan B due 09/30/06                      B1           4,987,342      4,988,379
-------------------------------------------------------------------------------------
Traid Hospitals, Inc.
  Term Loan B due 09/30/08                      Ba3          1,500,000      1,515,000
=====================================================================================
                                                                           15,002,225
=====================================================================================

HEAVY CONSTRUCTION-0.99%

Morrisson Knudsen Corp.
(Washington Group International)
  Term Loan B due 09/30/07(d)                  Caa3          1,475,000        914,500
-------------------------------------------------------------------------------------
Terex Corp.
  Term Loan B due 03/31/06                      Ba3          1,231,031      1,233,339
-------------------------------------------------------------------------------------
  Term Loan C due 03/06/06                      Ba3          2,495,073      2,507,548
=====================================================================================
                                                                            4,655,387
=====================================================================================

HOME CONSTRUCTION-1.06%

Lennar Corp.
  Term Loan C due 05/03/07                      Ba1          4,962,500      4,996,617
=====================================================================================

HOUSEHOLD FURNISHINGS-APPLIANCES-1.18%

Imperial Home Decor Group, Inc. (The)(c)
  Term Loan due 03/30/06                        B1             403,287        337,148
-------------------------------------------------------------------------------------
Rent-A-Center
  Term Loan B due 01/31/06                      Ba2          1,466,547      1,455,915
-------------------------------------------------------------------------------------
  Term Loan C due 01/31/07                      Ba2          1,794,884      1,786,472
-------------------------------------------------------------------------------------
Therma-Tru Corp.
  Term Loan B due 06/30/07                      Ba3            992,462        980,057
-------------------------------------------------------------------------------------
Winsloew Furniture, Inc.
  Term Loan due 03/31/06                        Ba3            992,424        994,905
=====================================================================================
                                                                            5,554,497
=====================================================================================

HOUSEHOLD PRODUCTS-1.69%

Paint Sundry Brands Corp.
  Term Loan B due 08/11/05                      NR           1,534,826      1,534,826
-------------------------------------------------------------------------------------
  Term Loan C due 08/11/06                      NR           1,419,677      1,419,677
-------------------------------------------------------------------------------------
United Industries Co.
  Loan B due 03/24/06                           B1           5,407,309      5,028,798
=====================================================================================
                                                                            7,983,301
=====================================================================================

INDUSTRIAL & COMMERCIAL SERVICES-3.52%

Century Maintenance Supply, Inc.
  Term Loan B due 06/30/05                      NR           4,862,500      4,813,875
-------------------------------------------------------------------------------------
DecisionOne Corp.(c)
  Term Loan B due 08/30/04                      NR           1,408,703      1,408,703
-------------------------------------------------------------------------------------
Ferrellgas, L.P.
  Term Loan C due 06/17/06                      NR           6,534,917      6,142,822
-------------------------------------------------------------------------------------
Joan Fabrics Corp.
  Term Loan B due 06/30/05                      NR           1,195,004      1,168,117
-------------------------------------------------------------------------------------
  Term Loan C due 06/30/06                      NR             618,070        604,164
-------------------------------------------------------------------------------------
Synthetic Industries Inc.
  Term Loan B due 12/14/07                      B1           2,495,313      2,501,551
=====================================================================================
                                                                           16,639,232
=====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE

INDUSTRIAL-DIVERSIFIED-4.84%

Dresser Inc.
  Term Loan due B 09/30/09                      Ba3      $   2,500,000   $  2,526,250
-------------------------------------------------------------------------------------
Flowserve Corp.
  Term Loan due B 06/30/08                      B1           1,985,966      1,992,794
-------------------------------------------------------------------------------------
Goss Graphic Systems, Inc.
  Term Loan due 01/29/03                        B3           3,000,000      2,340,000
-------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)
  Term Loan B due 05/02/06                      Ba2          2,000,000      2,018,750
-------------------------------------------------------------------------------------
MascoTech, Inc.
  Term Loan B due 11/28/08                      Ba3          3,000,000      2,945,001
-------------------------------------------------------------------------------------
Messer Grieshem
  Term Loan B due 04/20/08                      Ba3            350,813        353,590
-------------------------------------------------------------------------------------
  Term Loan C due 04/20/08                      Ba3            649,187        654,327
-------------------------------------------------------------------------------------
Mueller Group, Inc.
  Term Loan B due 08/12/06                      B1             982,500        986,798
-------------------------------------------------------------------------------------
  Term Loan C due 08/12/07                      B1             982,500        986,594
-------------------------------------------------------------------------------------
  Term Loan D due 08/12/07                      B1           1,980,000      1,991,138
-------------------------------------------------------------------------------------
SPX Corp.
  Term Loan C due 12/31/07                      Ba2          2,817,005      2,824,982
-------------------------------------------------------------------------------------
Thermadyne Holdings Corp.
  Term Loan B due 04/15/05                     Caa1          1,893,323      1,603,014
-------------------------------------------------------------------------------------
  Term Loan C due 04/15/06                     Caa1          1,893,323      1,603,014
=====================================================================================
                                                                           22,826,252
=====================================================================================

LODGING-3.04%

Extended Stay America, Inc.
  Term Loan A due 12/31/02                      Ba3          1,918,605      1,909,012
-------------------------------------------------------------------------------------
  Term Loan B due 12/31/03                      Ba3          3,760,465      3,758,897
-------------------------------------------------------------------------------------
Interval International Corp.
  Term Loan B due 12/31/05                      NR           1,894,087      1,877,514
-------------------------------------------------------------------------------------
  Term Loan C due 12/31/06                      NR           1,897,341      1,880,739
-------------------------------------------------------------------------------------
Wyndham International, Inc.
  Term Loan B due 06/30/06                      NR           5,000,000      4,935,940
=====================================================================================
                                                                           14,362,102
=====================================================================================

MEDIA-BROADCASTING-7.68%

Adelphia (Century Cable Holdings, LLC)
  Term Loan B due 06/30/09                      Ba3          3,500,000      3,500,875
-------------------------------------------------------------------------------------
Canwest Media Inc.
  Term Loan B due 05/01/08                      Ba3          2,446,526      2,453,866
-------------------------------------------------------------------------------------
  Term Loan C due 05/01/09                      Ba3          1,528,474      1,533,059
-------------------------------------------------------------------------------------
CC VIII Operating
  Term Note B due 02/02/08                      Ba3          3,200,000      3,198,858
-------------------------------------------------------------------------------------
Charter Communications Operating
  Term Loan B due 03/18/08                      Ba3          6,000,000      5,955,000
-------------------------------------------------------------------------------------
ComCorp Broadcasting, Inc.(c)
  Term Loan B due 06/30/07                      NR           2,230,780      1,896,163
-------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
MEDIA-BROADCASTING-(CONTINUED)

Emmis Communications Corp.
  Term Loan B due 08/31/09                      Ba2      $   1,827,778   $  1,828,158
-------------------------------------------------------------------------------------
Entravision Communications
  Term Loan B due 12/31/08                      Ba3          2,500,000      2,514,062
-------------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B due 01/31/10                      Ba3          3,000,000      3,027,750
-------------------------------------------------------------------------------------
Mediacom LLC
  Term Loan B due 09/30/08                      Ba3          2,500,000      2,500,000
-------------------------------------------------------------------------------------
Satelite Mexicanos, S.A. de C.V.
  Term Loan due 06/30/04                        B1           2,994,000      2,746,995
-------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.
  Term Loan B due 09/30/09                      Ba2          1,000,000      1,004,688
-------------------------------------------------------------------------------------
Telemundo Group, Inc.
  Term Loan B due 06/30/08                      B1           1,000,000      1,001,875
-------------------------------------------------------------------------------------
White Knight Broadcasting, Inc.
  Term Loan B due 06/30/07                      NR           2,275,000      1,933,750
-------------------------------------------------------------------------------------
Young Broadcasting Inc.
  Term Loan B due 12/31/06                      Ba2          1,152,453      1,159,656
=====================================================================================
                                                                           36,254,755
=====================================================================================

MEDIA-PUBLISHING-3.07%

American Media, Inc.
  Term Loan B due 05/06/07                      Ba3          5,000,000      5,017,500
-------------------------------------------------------------------------------------
Enterprise Publishing Co.
  Term Loan due 06/30/05                        NR           4,168,798      4,002,046
-------------------------------------------------------------------------------------
21st Century Newspapers, Inc.
  Term Loan B due 09/15/05                      NR           3,590,722      3,563,791
-------------------------------------------------------------------------------------
Ziff Davis Media Inc.
  Term Loan B due 03/31/07                      Ba3          2,072,020      1,895,899
=====================================================================================
                                                                           14,479,236
=====================================================================================

MEDICAL SUPPLIES-1.21%

Dade Behring, Inc.
  Term Loan B due 06/30/06                      NR           1,889,158      1,288,406
-------------------------------------------------------------------------------------
  Term Loan C due 06/30/07                      NR           1,889,159      1,288,406
-------------------------------------------------------------------------------------
Mediq/Prn Life Support Service
  Term Loan B due 06/13/05(f)                   NR           3,665,624      3,152,436
=====================================================================================
                                                                            5,729,248
=====================================================================================

OFFICE EQUIPMENT-2.91%

Buhrmann N.V.
  Term Loan B due 12/28/07                      Ba3          4,089,465      4,096,622
-------------------------------------------------------------------------------------
EMED Co., Inc.
  Term Loan B due 03/31/08                      NR           3,759,882      3,745,783
-------------------------------------------------------------------------------------
Identity Group(c)
  Term Loan B due 05/07/07                      NR           4,525,000      3,846,250
-------------------------------------------------------------------------------------
20th Century Plastics
  Term Loan B due 09/30/05                      NR           1,276,570      1,085,084
-------------------------------------------------------------------------------------
  Term Loan C due 09/30/06                      NR           1,122,152        953,829
=====================================================================================
                                                                           13,727,568
=====================================================================================

PAPER PRODUCTS-0.52%

Pacifica Papers Inc.
  Term Loan B due 03/12/06                      Ba2          2,450,000      2,450,000
=====================================================================================

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE

PHARMACEUTICALS-0.86%

Endo Pharmaceuticals, Inc.
  Term Loan B due 06/30/04                      B1       $   1,950,189   $  1,896,559
-------------------------------------------------------------------------------------
Leiner Health Products Group, Inc.
  Term Loan C due 12/30/05                      NR           4,338,562      2,169,281
=====================================================================================
                                                                            4,065,840
=====================================================================================

POLLUTION CONTROL-WASTE MANAGEMENT-2.76%

Allied Waste Industries, Inc.
  Term Loan B due 09/30/05                      Ba3          4,727,889      4,716,069
-------------------------------------------------------------------------------------
  Term Loan C due 09/30/06                      Ba3          5,673,467      5,659,283
-------------------------------------------------------------------------------------
Safety-Kleen Corp(d)
  Term Loan B due 04/03/05                     Caa1          3,545,557      1,335,494
-------------------------------------------------------------------------------------
  Term Loan C due 04/03/06                     Caa1          3,545,557      1,335,494
=====================================================================================
                                                                           13,046,340
=====================================================================================

RAILROADS-0.40%

Railworks Corp.
  Term Loan B due 09/30/06                     Caa1          1,890,555      1,890,555
=====================================================================================

REAL ESTATE INVESTMENT TRUST-0.85%

Starwood Hotels & Resorts Worldwide, Inc.
  Term Loan 2 due 02/23/03                      Ba1          4,000,000      4,012,000
=====================================================================================

RECREATION-ENTERTAINMENT-0.41%

ClubCorp., Inc.
  Term Loan B due 03/25/07                      Ba3          1,975,000      1,915,750
=====================================================================================

RECREATION-OTHER-1.08%

KSL Recreation Group Inc.
  Revolving Credit due 04/30/04(e)              Ba3          3,781,028      3,755,034
-------------------------------------------------------------------------------------
  Term Loan A due 04/30/05                      Ba3            685,714        681,857
-------------------------------------------------------------------------------------
  Term Loan B due 04/30/06                      Ba3            685,714        685,286
=====================================================================================
                                                                            5,122,177
=====================================================================================

RETAILERS-DRUG BASED-0.66%

Duane Reade Inc.
  Term Loan B due 02/15/03                      Ba3          2,770,017      2,770,017
-------------------------------------------------------------------------------------
  Term Loan C due 02/15/06                      Ba3            348,051        348,051
=====================================================================================
                                                                            3,118,068
=====================================================================================

SEMICONDUCTOR & RELATED-0.93%

Semiconductor Components Group
  Term Loan B due 08/04/06                      B1           2,407,407      2,106,480
-------------------------------------------------------------------------------------
  Term Loan C due 08/06/07                      B1           2,592,593      2,268,516
=====================================================================================
                                                                            4,374,996
=====================================================================================

STEEL-0.59%

Neenah Foundry Co.
  Term Loan B2 due 09/30/05                     B1           2,856,234      2,784,830
=====================================================================================

TELEPHONE SYSTEMS-6.95%

Centennial Cellular Corp.
  Term Loan B due 05/31/07                      B1           2,962,172      2,931,810
-------------------------------------------------------------------------------------
Global Crossing II
  Term Loan B due 07/31/06                      Ba1          5,000,000      4,962,500
-------------------------------------------------------------------------------------

                                               MOODY'S     PRINCIPAL
                                               RATING       AMOUNT          VALUE
TELEPHONE SYSTEMS-(CONTINUED)

McLeod USA Inc.
  Term Loan B due 05/26/08                      Ba2      $   5,000,000   $  4,216,665
-------------------------------------------------------------------------------------
Nextel Communications Inc.
  Term Loan B due 06/30/08                      Ba2          3,000,000      2,777,142
-------------------------------------------------------------------------------------
  Term Loan C due 12/31/08                      Ba2          3,000,000      2,777,142
-------------------------------------------------------------------------------------
Spectrasite Communications, Inc.
  Term Loan B due 12/31/07                      B1           2,800,000      2,648,332
-------------------------------------------------------------------------------------
Tritel Holding Corp.
  Term Loan B due 03/31/08                      B2           5,000,000      5,000,000
-------------------------------------------------------------------------------------
VoiceStream PCS
  Term Loan B due 02/25/09                     Baa1          7,500,000      7,500,000
=====================================================================================
                                                                           32,813,591
=====================================================================================
    Total Senior Secured Floating Rate Interests
      (Cost $459,091,700)                                                 431,414,275
=====================================================================================

                                               MATURITY
COMMERCIAL PAPER-10.16%

CSX Corp.
  4.10%                                        07/05/01      10,000,000      9,995,444
--------------------------------------------------------------------------------------
Dominion Resources, Inc.
  4.18%                                        07/02/01       5,000,000      4,999,420
--------------------------------------------------------------------------------------
El Paso Natural Gas Co.
  3.95%                                        07/26/01       3,000,000      2,991,771
--------------------------------------------------------------------------------------
Enron Corp.
  4.13%                                        07/06/01      10,000,000      9,994,264
--------------------------------------------------------------------------------------

                                                            PRINCIPAL
                                               MATURITY      AMOUNT          VALUE
COMMERCIAL PAPER-(CONTINUED)

Quest Capital
  4.08%                                        07/13/01   $  10,000,000   $  9,986,400
--------------------------------------------------------------------------------------
Sprint Capital Corp.
  4.33%                                        07/03/01      10,000,000      9,997,594
======================================================================================
    Total Commercial Paper (Cost $47,964,893)                               47,964,893
======================================================================================

                                                                             MARKET
                                                             SHARES          VALUE
DOMESTIC STOCKS-0.09%

HOMEBUILDING-0.04%

IHDG Realty Inc.(g)                                             150,070              2
--------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc. (The)(g)                        150,070        189,088
======================================================================================
                                                                               189,090
======================================================================================

INDUSTRIAL & COMMERCIAL SERVICES-0.05%

DecisionOne Corp.(c)(g)                                          37,286        212,422
======================================================================================
    Total Domestic Stocks (Cost $2,149,379)                                    401,512
======================================================================================
TOTAL INVESTMENTS-101.64% (Cost $509,205,972)                              479,780,680
======================================================================================
OTHER ASSETS LESS LIABILITIES-(1.64%)                                       (7,732,558)
======================================================================================
NET ASSETS-100%                                                           $472,048,122
______________________________________________________________________________________
======================================================================================

Abbreviations:

NR    - Not Rated
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank. Senior secured floating rate interests are, at present, not readily marketable and may be subject to restrictions on resale.
(b) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.
(c) Investment fair valued in accordance with the procedures established by the Board of Trustees.
(d) Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments.
(e)  A portion of this holding is subject to unfunded loan commitments. See Note
     6.
(f)  Consists of more than one class of securities traded together as a unit.
(g)  Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $509,205,972)                                 $479,780,680
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   998,215
------------------------------------------------------------
  Dividends and interest                           3,445,896
------------------------------------------------------------
Unamortized organization cost                         35,372
------------------------------------------------------------
Other assets                                         714,680
============================================================
    Total assets                                 484,974,843
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           10,444,685
------------------------------------------------------------
  Dividends                                        1,156,934
------------------------------------------------------------
  Amount due to bank                                 324,652
------------------------------------------------------------
  Deferred facility fees                             175,250
------------------------------------------------------------
Accrued advisory fees                                365,545
------------------------------------------------------------
Accrued administrative services fees                  26,373
------------------------------------------------------------
Accrued distribution fees                            293,278
------------------------------------------------------------
Accrued transfer agent fees                           66,433
------------------------------------------------------------
Accrued trustees' fees                                   678
------------------------------------------------------------
Accrued operating expenses                            72,893
============================================================
    Total liabilities                             12,926,721
============================================================
Net assets applicable to shares outstanding     $472,048,122
____________________________________________________________
============================================================

NET ASSETS:

Class B                                         $431,757,210
____________________________________________________________
============================================================
Class C                                         $ 40,290,912
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class B                                           47,501,223
____________________________________________________________
============================================================
Class C                                            4,443,907
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                       $       9.09
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                       $       9.07
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001
(Unaudited)

INVESTMENT INCOME:

Interest                                        $ 20,775,244
------------------------------------------------------------
Dividends from affiliated money market funds         245,320
------------------------------------------------------------
Facility fees earned                                 630,258
============================================================
    Total investment income                       21,650,822
============================================================

EXPENSES:

Advisory fees                                      2,309,379
------------------------------------------------------------
Administrative services fees                          53,150
------------------------------------------------------------
Custodian fees                                        23,713
------------------------------------------------------------
Distribution fees -- Class B                         562,082
------------------------------------------------------------
Distribution fees -- Class C                         136,136
------------------------------------------------------------
Transfer agent fees                                  164,177
------------------------------------------------------------
Trustees' fees                                        11,283
------------------------------------------------------------
Other                                                124,101
============================================================
    Total expenses                                 3,384,021
============================================================
Less: Fees waived                                    (45,379)
------------------------------------------------------------
    Expenses paid indirectly                         (12,149)
============================================================
    Net expenses                                   3,326,493
============================================================
Net investment income                             18,324,329
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (8,128,508)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities         (7,016,399)
============================================================
Net gain (loss) from investment securities       (15,144,907)
============================================================
Net increase in net assets resulting from
  operations                                    $  3,179,422
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 and the year ended December 31, 2000 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $ 18,324,329    $ 38,176,659
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (8,128,508)     (3,514,099)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (7,016,399)    (11,896,463)
==========================================================================================
    Net increase in net assets resulting from operations         3,179,422      22,766,097
==========================================================================================
Distributions to shareholders from net investment income:
  Class B                                                      (17,029,724)    (37,391,781)
------------------------------------------------------------------------------------------
  Class C                                                       (1,299,569)       (784,878)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class B                                                      (12,664,100)     33,794,663
------------------------------------------------------------------------------------------
  Class C                                                       13,150,003      28,805,266
==========================================================================================
    Net increase (decrease) in net assets                      (14,663,968)     47,189,367
==========================================================================================

NET ASSETS:

  Beginning of period                                          486,712,090     439,522,723
==========================================================================================
  End of period                                               $472,048,122    $486,712,090
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $513,493,053    $513,007,150
------------------------------------------------------------------------------------------
  Undistributed net investment income                              148,236         153,200
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (12,167,875)     (4,039,367)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (29,425,292)    (22,408,893)
==========================================================================================
                                                              $472,048,122    $486,712,090
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

STATEMENT OF CASH FLOWS
For the six months ended June 30, 2001
(Unaudited)

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $     3,179,422
-----------------------------------------------------------------------------
    Decrease in receivables                                           923,742
-----------------------------------------------------------------------------
    Decrease in payables                                             (248,220)
-----------------------------------------------------------------------------
    Net realized and unrealized loss on investments                15,144,907
-----------------------------------------------------------------------------
    Decrease in deferred facility fees                                (41,412)
-----------------------------------------------------------------------------
    Decrease in unamortized organization costs                         21,061
=============================================================================
         Net cash provided by operating activities                 18,979,500
=============================================================================

CASH USED FOR INVESTING ACTIVITIES:

  Proceeds from principal payments and sales of senior
    floating rate interests                                        96,282,701
-----------------------------------------------------------------------------
  Purchases of senior secured floating rate interests             (81,970,850)
-----------------------------------------------------------------------------
  Purchases of short term investments                          (1,073,480,013)
-----------------------------------------------------------------------------
  Proceeds from sales and maturities of short term
    investments                                                 1,058,495,376
=============================================================================
    Net cash provided by (used in) investing activities              (672,786)
=============================================================================

CASH USED IN FINANCING ACTIVITIES:

  Proceeds from capital shares sold                                59,770,575
-----------------------------------------------------------------------------
  Disbursements from capital shares repurchased                   (69,394,946)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                   (8,886,239)
=============================================================================
    Net cash provided by (used in) financing activities           (18,510,610)
=============================================================================
Net increase (decrease) in cash                                      (203,896)
-----------------------------------------------------------------------------
Cash at beginning of period                                          (120,756)
=============================================================================
Cash at end of the period                                     $      (324,652)
_____________________________________________________________________________
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                            $     9,982,910
_____________________________________________________________________________
=============================================================================

NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund, (the "Fund"), is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a continuously offered non-diversified, closed-end management investment company. The Fund currently offers two different classes of shares:
Class B shares and Class C shares, each impose an early withdrawal on redemption. Matters affecting each class will be voted on exclusively by the shareholders of such class. The Fund's investment objective is to provide as high a level of current income and preservation of capital as is consistent with investment in senior secured corporate loans and senior secured debt securities that meet credit standards established by the investment manager.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund invests primarily in senior secured corporate loans ("Corporate Loans") and senior secured debt securities ("Corporate Debt Securities") that meet credit standards established by INVESCO Senior Secured Management, Inc., (the "Sub-advisor"). When possible, A I M Advisors, Inc. ("AIM") or the Sub-advisor will rely on quotations provided by banks, dealers or pricing services with respect to Corporate Loans and Corporate Debt Securities. Whenever it is not possible to obtain such quotes, the Sub-advisor, subject to guidelines reviewed by the Fund's Board of Trustees, values the Corporate Loans and Corporate Debt

   Securities at fair value, which approximates market value. In valuing a Corporate Loan or Corporate Debt Security, the Sub-advisor considers, among other factors, (1) the credit worthiness of the U.S. or non-U.S. Company borrowing or issuing Corporate Debt Securities and any intermediate loan participants; (2) the current interest rate, period until next interest rate reset and maturity of the Corporate Loan or Corporate Debt Security; (3) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity; and (4) supply and demand in the market.
      Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $453,428 as of December 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

E. Intermediate Participants -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

F. Securities Purchased on a When-Issued and Delayed Delivery Basis -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

G. Deferred Organizational Expenses -- Expenses incurred by the Fund in connection with its organization aggregated $212,350. These expenses are being amortized on a straight-line basis over a five-year period.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.95% of the Fund's average daily net assets. Under the terms of a master sub-advisory agreement between AIM and INVESCO Senior Secured Management, Inc. ("ISSM"), AIM pays ISSM at the annual rate of 0.48% of the Fund's average daily net assets. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the annual rate of 1.50% and 1.75% of the average daily net assets of the Fund for Class B shares and Class C shares, respectively.
  The Fund, pursuant to a master accounting services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2001, AIM was paid $53,150 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 2001, AFS was paid $123,061 for such services.
  Effective April 3, 2000, the Trust entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class B shares and 0.75% of the average daily net assets of Class C shares. AIM Distributors has agreed to limit the Class C shares plan payments to 0.50%. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2001 for Class B shares and for the period April 3, 2000 (date sales commenced) through June 30, 2001 for Class C shares, the Class B and Class C shares paid AIM Distributors $562,082 and $90,757, respectively, as compensation under the Plans. For the six months ended June 30, 2001, AIM Distributors waived fees of $45,379 for Class C shares.
  AIM Distributors did not receive any commissions from sales of shares of the Fund during the six months ended June 30, 2001. For the six months ended June 30, 2001, AIM Distributors received $670,757 in early withdrawal sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,457 and reductions in custodian fees of $7,692 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,149.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-REPURCHASE OFFERS

The Fund is committed to conducting quarterly Repurchase Offers which are offers by the Fund to repurchase at least 5% and up to 25% of its shares. In each Repurchase Offer, the repurchase price will be the net asset value determined not more than 14 days following the repurchase request deadline and payment for all shares repurchased pursuant to these offers will be made not later than 7 days after the repurchase pricing date. Shares held less than four years and which are repurchased by the Fund pursuant to Repurchase Offers will be subject to an early withdrawal charge of up to 3% of the lesser of the then current net asset value or the original purchase price of the shares being tendered.

NOTE 6-UNFUNDED LOAN COMMITMENTS

As of June 30, 2001, the Fund had unfunded loan commitments of $10,444,685, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                             UNFUNDED
BORROWER                                    COMMITMENTS
--------                                    -----------
Citadel Communications Corp.                $ 5,000,000
-------------------------------------------------------
KSL Recreation Group Inc.                     2,561,436
-------------------------------------------------------
Resort at Summerlin (The) L.P.                2,883,249
=======================================================
                                            $10,444,685
_______________________________________________________
=======================================================


NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Portfolio during the six months ended June 30, 2001 was $92,016,536 and $92,980,404, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  1,682,286
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (31,107,578)
============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $(29,425,292)
____________________________________________________________
============================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                                      JUNE 30, 2001                DECEMBER 31, 2000
                                                                --------------------------    ----------------------------
                                                                  SHARES         AMOUNT         SHARES          AMOUNT
                                                                ----------    ------------    -----------    -------------
Sold:
  Class B                                                        4,031,636    $ 37,459,298     13,460,580    $ 128,920,257
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       2,430,327      22,438,641      3,021,820       28,715,197
==========================================================================================================================
Issued as reinvestment of dividends:
  Class B                                                          978,916       9,042,953      2,045,112       19,511,845
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         102,048         939,957         65,606          618,571
==========================================================================================================================
Reacquired:
  Class B                                                       (6,431,004)    (59,166,351)   (11,994,092)    (114,637,439)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (1,119,853)    (10,228,595)       (56,041)        (528,502)
==========================================================================================================================
                                                                    (7,930)   $    485,903      6,542,985    $  62,599,929
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Class C shares commenced sales on April 3, 2000.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                                                   MAY 1, 1997
                                                                                                                 (DATE OPERATIONS
                                                         SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                             JUNE 30,        --------------------------------      DECEMBER 31,
                                                             2001(a)           2000      1999(a)       1998            1997
                                                         ----------------    --------    --------    --------    ----------------
Net asset value, beginning of period                         $   9.37        $   9.68    $   9.84    $  10.02        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.35            0.78        0.69        0.68            0.46
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (0.28)          (0.31)      (0.16)      (0.18)           0.02
=================================================================================================================================
    Total from investment operations                             0.07            0.47        0.53        0.50            0.48
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.35)          (0.78)      (0.69)      (0.67)          (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --              --          --       (0.01)             --
=================================================================================================================================
    Total distributions                                         (0.35)          (0.78)      (0.69)      (0.68)          (0.46)
=================================================================================================================================
Net asset value, end of period                               $   9.09        $   9.37    $   9.68    $   9.84        $  10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  0.72%           5.03%       5.49%       5.25%           5.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $431,757        $458,359    $439,523    $288,074        $161,697
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers                                               1.36%(c)        1.50%       1.47%       1.51%           1.65%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.36%(c)        1.50%       1.52%       1.64%           2.67%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         7.56%(c)        8.18%       7.02%       6.88%           7.26%(d)
=================================================================================================================================
Ratio of interest expense to average net assets                  0.00%(c)        0.01%       0.00%       0.01%           0.15%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                            21%             39%         81%         75%            118%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include withdrawal charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $453,392,548.
(d)  Annualized.

                                                                             CLASS C
                                                                ---------------------------------
                                                                                    APRIL 3, 2000
                                                                                     (DATE SALES
                                                                SIX MONTHS ENDED    COMMENCED) TO
                                                                    JUNE 30,        DECEMBER 31,
                                                                    2001(a)             2000
                                                                ----------------    -------------
Net asset value, beginning of period                                $  9.35            $  9.63
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.33               0.58
-------------------------------------------------------------------------------------------------
  Net gain (losses) on securities (both realized and
    unrealized)                                                       (0.28)             (0.28)
=================================================================================================
    Total from investment operations                                   0.05               0.30
=================================================================================================
Less dividends from net investment income                             (0.33)             (0.58)
=================================================================================================
Net asset value, end of period                                      $  9.07            $  9.35
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                        0.59%              3.22%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $40,291            $28,354
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                     1.61%(c)           1.73%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                                  1.86%(c)           1.98%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets            7.31%(c)           8.14%(d)
=================================================================================================
Ratio of interest expense to average net assets                        0.00%(c)           0.01%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate                                                  21%                39%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include withdrawal charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $36,603,306.
(d)  Annualized.

BOARD OF TRUSTEES                                    OFFICERS                                OFFICE OF THE FUND

Robert H. Graham                                     Robert H. Graham                        11 Greenway Plaza
Chairman, President and Chief                        Chairman and President                  Suite 100
Executive Officer                                                                            Houston, TX 77046
A I M Management Group Inc.                          Gary T. Crum
                                                     Senior Vice President                   INVESTMENT MANAGER
Frank S. Bayley
Partner, law firm of                                 Carol F. Relihan                        A I M Advisors, Inc.
Baker & McKenzie                                     Senior Vice President and Secretary     11 Greenway Plaza
                                                                                             Suite 100
Bruce L. Crockett*                                   Dana R. Sutton                          Houston, TX 77046
Director                                             Vice President and Treasurer
ACE Limited;                                                                                 SUB-ADVISOR
Formerly Director, President, and                    Robert G. Alley
Chief Executive Officer                              Vice President                          INVESCO Senior Secured Management, Inc.
COMSAT Corporation                                                                           1166 Avenue of the Americas
                                                     Stuart W. Coco                          New York, NY 10036
Owen Daly II*                                        Vice President
Formerly Director                                                                            SUB-SUB-ADVISOR
Cortland Trust, Inc.                                 Melville B. Cox
                                                     Vice President                          INVESCO, Inc.
Albert R. Dowden*                                                                            1166 Avenue of the Americas
Chairman, Cortland Trust, Inc.                       Karen Dunn Kelley                       New York, NY 10036
and DHJ Media, Inc.; and Director,                   Vice President
Magellan Insurance Company                                                                   TRANSFER AGENT
                                                     Edgar M. Larsen
Edward K. Dunn, Jr.*                                 Vice President                          A I M Fund Services, Inc.
Formerly, Chairman, Mercantile Mortgage Corp.;                                               P.O. Box 4739
Vice Chairman, President and                                                                 Houston, TX 77210-4739
Chief Operating Officer
Mercantile-Safe Deposit & Trust Co.;                                                         CUSTODIAN
and President, Mercantile Bankshares
                                                                                             State Street Bank and Trust Company
Jack M. Fields*                                                                              225 Franklin Street
Chief Executive Officer,                                                                     Boston, MA 02110
Twenty First Century Group, Inc.;
Formerly Member of the U.S. House                                                            COUNSEL TO THE FUND
of Representatives
                                                                                             Ballard Spahr
Carl Frischling*                                                                             Andrews & Ingersoll, LLP
Partner                                                                                      1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP                                                        Philadelphia, PA 19103

Prema Mathai-Davis*                                                                          COUNSEL TO THE TRUSTEES
Member, Visiting Committee, Harvard
University Graduate School of                                                                Kramer, Levin, Naftalis & Frankel LLP
Education, New School University.                                                            919 Third Avenue
Formerly Chief Executive Officer,                                                            New York, NY 10022
YWCA of the U.S.A.
                                                                                             DISTRIBUTOR
Lewis F. Pennock*
Partner, Pennock & Cooper (law firm)                                                         A I M Distributors, Inc.
                                                                                             11 Greenway Plaza
Ruth H. Quigley                                                                              Suite 100
Private Investor                                                                             Houston, TX 77046

Louis S. Sklar*
Executive Vice President,
Development and Operations,
Hines Interests
Limited Partnership

* Elected as of August 17, 2001.

                                  EQUITY FUNDS

     DOMESTIC EQUITY FUND             INTERNATIONAL/GLOBAL EQUITY FUNDS      A I M Management Group Inc. has provided
                                                                             leadership in the mutual fund industry since
       MORE AGGRESSIVE                        MORE AGGRESSIVE                1976 and managed approximately $171 billion
                                                                             in assets for 9.5 million shareholders,
AIM Small Cap Opportunities(1)         AIM Latin American Growth(7)          including individual investors, corporate
AIM Mid Cap Opportunities(1)           AIM Developing Markets                clients and financial institutions, as of
AIM Large Cap Opportunities(2)         AIM European Small Company            June 30, 2001.
AIM Emerging Growth                    AIM Asian Growth                          The AIM Family of Funds--Registered
AIM Small Cap Growth                   AIM Japan Growth(8)                   Trademark-- is distributed nationwide, and
AIM Aggressive Growth                  AIM International Emerging Growth     AIM today is the seventh-largest mutual fund
AIM Mid Cap Growth                     AIM European Development              complex in the United States in assets under
AIM Small Cap Equity                   AIM Euroland Growth                   management, according to Strategic Insight,
AIM Capital Development                AIM Global Aggressive Growth          an independent mutual fund monitor.
AIM Constellation                      AIM International Equity                  AIM is a subsidiary of AMVESCAP PLC, one of
AIM Dent Demographic Trends            AIM International Value(4)            the world's largest independent financial
AIM Select Equity(3)                   AIM Worldwide Spectrum                services companies with $408 billion in
AIM Large Cap Growth                   AIM Global Trends                     assets under management as of June 30, 2001.
AIM Weingarten                         AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                  MORE CONSERVATIVE
AIM Charter
AIM Value                                    SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                           AIM New Technology
AIM Advisor Flex(6)                    AIM Global Telecommunications and Technology
                                       AIM Global Infrastructure
       MORE CONSERVATIVE               AIM Global Resources
                                       AIM Global Financial Services
                                       AIM Global Health Care
                                       AIM Global Consumer Products and Services(7)
                                       AIM Real Estate(5)
                                       AIM Global Utilities

                                              MORE CONSERVATIVE

                     FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS         TAX-FREE FIXED-INCOME FUNDS

    MORE AGGRESSIVE                     MORE AGGRESSIVE

AIM Strategic Income               AIM High Income Municipal
AIM High Yield II                  AIM Tax-Exempt Bond of Connecticut(6)
AIM High Yield                     AIM Municipal Bond
AIM Income                         AIM Tax-Free Intermediate
AIM Global Income                  AIM Tax-Exempt Cash
AIM Floating Rate
AIM Intermediate Government             MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

    MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1)Closed to new investors. (2)AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (3)On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4)On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5)On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. (6)The fund closed to new investors August 7, 2001. (7)The fund closed to new investors August 15, 2001. (8)AIM Japan Growth Fund closed to new investors August 17, 2001.
   FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after September 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       FLR-SAR-1

A I M Distributors, Inc.